Income taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Provision for income taxes (excluding restructuring)	$ 20,092	$ 14,133	$ 34,207	$ 30,281
Tax impact of restructuring	(5,838)	0	(6,667)	0
Provision for income taxes	$ 14,254	$ 14,133	$ 27,540	$ 30,281